STOCK OPTIONS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Number of Restricted Shares, Nonvested at December 31, 2010	84,893
Number of Restricted Shares, Granted	18,436
Number of Restricted Shares, Vested prior to Share Exchange	(28,243)
Number of Restricted Shares, Vested pursuant to Share Exchange	(69,849)
Number of Restricted Shares, Forfeited	(5,237)
Number of Restricted Shares, Nonvested at December 31, 2011	0
Weighted Average Grant-Date Fair Value, Nonvested at December 31, 2010	$ 4.6
Weighted Average Grant-Date Fair Value, Granted	$ 4.6
Weighted Average Grant-Date Fair Value, Vested prior to Share Exchange	$ 4.6
Weighted Average Grant-Date Fair Value,Vested pursuant to Share Exchange	$ 4.6
Weighted Average Grant-Date Fair Value, Forfeited	$ 4.6
Weighted Average Grant-Date Fair Value, Nonvested at December 31, 2011	$ 0